NOTE 4 - ACQUISITIONS - Smartbiz Consideration (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 01, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 325,000		$ 325,000	$ 1,550,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	$ 800,000
Stock Issued During Period, Shares, Acquisitions	2,850,330
Stock Issued During Period, Value, Acquisitions	$ 1,000,000
Acquisition Costs, Cumulative	$ 1,800,000